Shareholders' Equity - Stock option activity (Details) Unit_Standard_pure_QLEsnXdsx0O4sYL_Ayq7XA in Thousands, EquityInstruments in Thousands	12 Months Ended
	Sep. 30, 2021 EquityInstruments item $ / shares	Sep. 30, 2021 EquityInstruments item $ / shares	Sep. 30, 2020 EquityInstruments $ / shares shares	Sep. 30, 2020 EquityInstruments $ / shares shares
Stockholder's Equity
Balance (in shares)	130	130
Exercised (in shares)	(130)	(130)
Balance (in shares)			130	130
Balance (in dollars per share)	$ 5.20
Exercised (in dollars per share)	$ 5.20
Balance (in dollars per share)			$ 5.20
Stock options
Stockholder's Equity
Vesting period	4 years	4 years
Number of quarters in vesting period | item	12	12
Balance (in shares) | EquityInstruments	2,627	2,627	2,848	2,848
Granted (in shares) | EquityInstruments	1,396	1,396	25	25
Exercised (in shares) | EquityInstruments	(117)	(117)	(131)	(131)
Expired (in shares) | EquityInstruments	(65)	(65)	(110)	(110)
Forfeited (in shares) | EquityInstruments	(55)	(55)	(5)	(5)
Balance (in shares) | EquityInstruments	3,786	3,786	2,627	2,627
Balance (in dollars per share)		$ 1.99		$ 1.96
Granted (in dollars per share)		8.40		4.40
Exercised (in dollars per share)		2.20		2.32
Expired (in dollars per share)		3.69		4.40
Forfeited (in dollars per share)		8.39		1.52
Balance (in dollars per share)		4.15		$ 1.99
Vested (in shares) | shares			2,554,196	2,554,196
Vested (in dollars per share)				$ 2.10
Weighted average share price		$ 8.11		$ 4.20
Stock options | Maximum
Stockholder's Equity
Contractual term	10 years	10 years